7. INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Intangible assets, net	$ 274,446	$ 447,778
Technology
Intangible assets, gross	520,000	520,000
Less: accumulated amortization	(245,554)	(72,222)
Intangible assets, net	$ 274,446	$ 447,778